Inventory (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 978	$ 919
Work-in-process	421	424
Finished goods	1,127	1,129
Inventory at FIFO	2,526	2,472
Excess of FIFO over LIFO cost	(121)	(133)
Total inventory	$ 2,405	$ 2,339